Summary of Significant Accounting Policies (Fair Value of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	0 Months Ended							0 Months Ended	1 Months Ended
	Sep. 30, 2011 Convertible Debentures [Member]	Jun. 12, 2013 Warrant [Member]	Jun. 30, 2013 Warrant [Member]	Mar. 31, 2013 Warrant [Member]	Feb. 28, 2013 Warrant [Member]	Sep. 30, 2012 Warrant [Member]	Mar. 31, 2013 Warrant [Member] Unsecured Notes [Member]	Feb. 28, 2013 Warrant [Member] Unsecured Notes [Member]	Jun. 12, 2013 Common Stock [Member] Convertible Debentures [Member]	Dec. 31, 2012 Common Stock [Member] Convertible Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Shares issued in debt conversion	1,602								443	826
Unsecured notes							$ 6,750	$ 6,750
Warrants issued			1,334	86	86	1,307
Exercise price of warrants				13.92	13.92	14.03
Exercise price of warrants as a percentage of public offering share price				90.00%	90.00%
Fair value of warrants				454	435
Additional paid in capital		$ 435